Debt - Principal Amount, Carrying Amount and Fair values of Long-term Debt (Details) € in Millions	Dec. 31, 2024 USD ($)	Sep. 10, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 17, 2020 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 1,399,462,000		$ 1,529,855,000
Unamortized debt discount and issuance costs	(7,914,000)		(20,061,000)
Long-term debt	1,391,548,000		1,509,794,000
Fair value	1,381,725,000		1,487,347,000
German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value			118,978,000
Senior Unsecured Notes | Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Principal amount			500,000,000
Unamortized debt discount and issuance costs			(16,981,000)
Long-term debt	0		483,019,000
Senior Unsecured Notes | Cash Convertible Notes due 2024 | Level 1
Debt Instrument [Line Items]
Fair value			513,500,000
Senior Unsecured Notes | Convertible Notes due 2027
Debt Instrument [Line Items]
Principal amount	500,000,000		500,000,000		$ 500,000,000
Unamortized debt discount and issuance costs	(1,598,000)		(2,131,000)
Long-term debt	498,402,000		497,869,000
Senior Unsecured Notes | Convertible Notes due 2027 | Level 1
Debt Instrument [Line Items]
Fair value	475,835,000		453,185,000
Senior Unsecured Notes | 2.500% Senior Unsecured Convertible Notes due 2031
Debt Instrument [Line Items]
Principal amount	500,000,000	$ 500,000,000
Unamortized debt discount and issuance costs	(5,579,000)
Long-term debt	494,421,000		0
Senior Unsecured Notes | 2.500% Senior Unsecured Convertible Notes due 2031 | Level 1
Debt Instrument [Line Items]
Fair value	511,150,000
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Principal amount	15,069,000		121,009,000			$ 331,100,000
Unamortized debt discount and issuance costs	(19,000)		(53,000)
Long-term debt	15,050,000		120,956,000
Private Placement Bond | German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value	14,560,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Principal amount	384,393,000		408,846,000	€ 370.0
Unamortized debt discount and issuance costs	(718,000)		(896,000)
Long-term debt	383,675,000		407,950,000
Private Placement Bond | German Private Placement (2022 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value	$ 380,180,000		$ 401,684,000